LOAN COMMITMENTS AND OTHER RELATED ACTIVITIES (Tables)	12 Months Ended
Sep. 30, 2013
LOAN COMMITMENTS AND OTHER RELATED ACTIVITIES [Abstract]
Schedule of Contractual Amounts of Financial Instruments

	September 30, 2013
	Fixed		Variable
	Rate	Rate	Rate	Rate	Total

Commitments to make loans held for sale	$1,174,000	3.88% - 4.75%	$-	0.00%	$1,174,000
Commitments to make loans	-	0.00%	3,150,000	3.25% - 4.25%	3,150,000
Unused lines of credit	2,872,000	5.00% - 8.00%	3,572,000	3.25% - 8.00%	6,444,000
Standby letters of credit	40,000	0.00%	-	0.00%	40,000

	September 30, 2012
	Fixed		Variable
	Rate	Rate	Rate	Rate	Total

Commitments to make loans held for sale	$1,696,000	3.00% - 3.65%	$-	0.00%	$1,696,000
Commitments to make loans	1,200,000	6.00%	178,000	3.50% - 3.99%	1,378,000
Unused lines of credit	2,641,000	5.00% - 6.99%	2,247,000	3.25% - 6.50%	4,888,000
Standby letters of credit	40,000	0.00%	40,000	4.25%	80,000